Other assets - Schedule of Other Assets (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 14, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Anticipated investment period (in years)	5 years
Capital contribution	$ 44,106,000	$ 19,555,000
Amount of equity income (loss) on investment	$ 3,254,000	$ (1,853,000)
GCI [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Percentage of investment in vehicle on equity method	10.80%	10.80%
Amount of investment comprised of capital contribution	$ 40,852,000	$ 21,408,000
Maximum [Member] | GCI [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Equity capital in containership assets			$ 900,000,000
Minority investment in vehicle during investment period			$ 100,000,000